Significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies And Basis Of Preparation [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
 Class Amortization rate

 Motor vehicles 30% declining balance

 Computer equipment 30% declining balance

 Exploration and office equipment 20% declining balance
 Right of use asset – office lease 4 years straight line